UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-00802

Mairs and Power Growth Fund, Inc.
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant's telephone number, including area code:		651-222-8478

Date of fiscal year end:	12/31/2005

Date of reporting period:	09/30/05

Item 1.                                          Schedule of Investments.

Schedule of Investments (unaudited)    September 30, 2005

Number of Shares

Market Value

	COMMON STOCKS 97.0%
	BASIC INDUSTRIES 11.2%
2,219,000	Bemis Company, Inc.	$54,809,300
2,370,000	Ecolab Inc.	75,674,100
2,020,000	H. B. Fuller Company	62,781,600
3,450,000	The Valspar Corporation	77,142,000
		270,407,000
	CAPITAL GOODS 11.1%
2,360,000	Donaldson Company, Inc.	72,050,800
2,275,000	Graco Inc.	77,987,000
1,290,000	MTS Systems Corporation	48,723,300
1,920,000	Pentair, Inc.	70,080,000
		268,841,100
	CONSUMER CYCLICAL 8.5%
1,250,000	Briggs & Stratton Corporation	43,237,500
1,880,000	Target Corporation	97,628,400
1,735,200	The Toro Company	63,785,952
		204,651,852
	CONSUMER STAPLE 8.9%
1,560,000	General Mills, Inc.	75,192,000
2,040,000	Hormel Foods Corporation	67,299,600
2,350,000	SUPERVALU Inc.	73,132,000
		215,623,600
	DIVERSIFIED 7.0%
2,210,000	General Electric Company	74,410,700
1,290,000	3M Company	94,634,400
		169,045,100
	FINANCIAL 17.2%
1,220,000	Associated Banc-Corp.	37,185,600
625,000	MoneyGram International Inc.	13,568,750
960,000	Principal Financial Group, Inc.	45,475,200
1,100,000	The St. Paul Travelers Companies, Inc.	49,357,000
3,090,000	TCF Financial Corporation	82,657,500
2,870,000	U.S. Bancorp	80,589,600
1,840,000	Wells Fargo & Company	107,768,800
		416,602,450
	HEALTH CARE 18.8%
1,550,000	Baxter International Inc.	61,798,500
1,220,000	Johnson & Johnson	77,201,600
1,830,000	Medtronic, Inc.	98,124,600
600,000	Merck & Co., Inc.	16,326,000
2,480,000	Pfizer Inc.	61,925,600
1,600,000	St. Jude Medical, Inc. *	74,880,000
600,000	SurModics, Inc. *	23,214,000
715,500	Techne Corporation *	40,769,190
		454,239,490

Number of Shares

Market Value

	COMMON STOCKS (continued)

TECHNOLOGY 13.6%

960,000	ADC Telecommunications, Inc. *	$21,945,600
2,940,000	Ceridian Corporation *	61,005,000
1,280,000	Corning Incorporated *	24,742,400
1,287,030	eFunds Corporation *	24,234,775
1,290,000	Emerson Electric Co.	92,622,000
1,590,000	Honeywell International Inc.	59,625,000
1,850,000	Intel Corporation	45,602,500
		329,777,275

UTILITIES 0.7%

500,000	Verizon Communications Inc.	16,345,000
	TOTAL COMMON STOCKS	2,345,532,867

PAR/Shares
	SHORT-TERM INVESTMENTS 2.9%
10,000,000	Cargill Commercial Paper 3.61%, 10/03/05	9,997,994
10,000,000	Citigroup Global Commercial Paper 3.66%, 10/17/05	9,983,778
9,730,581	First American Prime Obligation Fund, Class I	9,730,581
10,968,685	Merrill Lynch Premier Institutional Money Market Fund	10,968,685
10,000,000	Morgan Stanley Commercial Paper, 3.79%, 10/06/05	9,994,736
20,000,000	UBS Finance Commercial Paper 3.76%, 10/05/05	19,991,644

	TOTAL SHORT-TERM INVESTMENTS	70,667,418

	TOTAL INVESTMENTS 99.9%	2,416,200,285

	OTHER ASSETS AND LIABILITIES (NET) 0.1%	1,787,287

	TOTAL NET ASSETS 100%	$2,417,987,572

*Non-income producing

The financial information in the Schedule of Investments and the financial statements on the following page have not been audited by our independent registered public accounting firm who do not express an opinion thereon.  The financial statements of the Fund will be subject to audit by our independent registered public accounting firm as of the close of the calendar year.

Item 2.              Controls and Procedures.

a)             The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

b)            There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.              Exhibits

(a)     Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940.

Attached as exhibits 3(a).1 and 3(a).2 to this form.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Growth Fund, Inc.

By (Signature and Title)

*	/s/ William B. Frels
William B. Frels, President

Date	11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*	/s/ William B. Frels
William B. Frels, President (principal executive officer)

Date	11/29/05

By (Signature and Title)

*	/s/ Lisa J. Hartzell
Lisa J. Hartzell, Treasurer
(principal financial officer)

Date	11/29/05

*  Print the name and title of each signing officer under his or her signature.